Commitments, Guarantees And Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Commitments Under Non-Cancelable Operating Leases

Future minimum commitments under non-cancelable operating leases at December 31, 2016, are as follows (in thousands):

2017	$91,214
2018	83,599
2019	78,407
2020	64,331
2021	47,411
Thereafter	153,446
$518,408